Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other liabilities [Abstract]
Professional services	$ 73	$ 118
Tax accruals	6	12
Agent Fees	11	202
Other	22	59
Total accrued expenses and other liabilities	$ 112	$ 391